Warrants (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 16, 2021	Dec. 31, 2021	Jun. 26, 2021	Feb. 01, 2021	Dec. 31, 2020	Jan. 02, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price						$ 2
Warrant Advisory Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of warrants				636,867
Warrant grant date fair value		$ 2,001,677
Share price			$ 0.63		$ 6.80
Prefunded Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of warrants	2,666,667
Proceeds from sale of Shares and Prefunded Warrants	$ 9,838,711